Financial risk management - Credit risk - Aging of trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	$ 26.4	$ 77.1
Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	3.5	10.4
New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	6.1	9.4
Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	2.5	2.3
Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	14.3	$ 55.0
0-30 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	6.3
0-30 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	3.0
0-30 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	1.7
0-30 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.1
0-30 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	1.5
31-60 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	1.1
31-60 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
31-60 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	1.0
31-60 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.1
31-60 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
61-90 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	3.4
61-90 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
61-90 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	3.4
61-90 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
61-90 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
91-120 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
91-120 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
91-120 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
91-120 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
91-120 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
Over 120 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	15.6
Over 120 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.5
Over 120 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
Over 120 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	2.3
Over 120 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	$ 12.8